Accounting Policies and Practices - Summary of Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2022
Capitalized Software
Property Plant And Equipment [Line Items]
Estimated useful life	Lesser of the life of an associated license, or 4 to 7 years
Capitalized Software | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	4 years
Capitalized Software | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	7 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful life	Lesser of estimated useful life or lease term, not to exceed 10 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	10 years
Furniture, Fixtures and Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	4 years
Furniture, Fixtures and Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	10 years
Computer Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	4 years
Computer Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	6 years